Nationwide Bond Index Fund
Summary Prospectus March 1, 2010 (as revised May 6, 2010)

Class/Ticker A GBIAX B GBIBX C GBICX R2 n/a Institutional Class GBXIX
Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2010, as revised May 6, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 33 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 76 of the Statement of Additional Information.

	Class A	Class B	Class C	Class R2	Institutional Class
	Shares	Shares	Shares	Shares	Shares
Shareholder Fees (paid directly from your investment)

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged with 7 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.22%	0.22%	0.22%	0.22%	0.22%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses[1]	0.24%	0.10%	0.10%	0.30%	0.10%

Total Annual Fund Operating Expenses	0.71%	1.32%	1.32%	1.02%	0.32%

1	The Board of Trustees of Nationwide Mutual Funds (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	1 of 4	Nationwide Bond Index Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$643	$789	$947	$1,407

Class B shares	634	718	923	1,344

Class C shares	234	418	723	1,590

Class R2 shares	104	325	563	1,248

Institutional Class shares	33	103	180	406

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$134	$418	$723	$1,344

Class C shares	134	418	723	1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 338.41% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive” management, or indexing, approach, designed to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. The Aggregate Bond Index represents a wide spectrum of public, investment-grade, fixed-income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other fixed-income securities that are included in or correlated with the Aggregate Bond Index, as well as derivatives linked to that index. The Fund may engage in active and frequent trading of portfolio securities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives risk – derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:

•	increase share price volatility and
•	result in additional tax consequences for Fund shareholders.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The bar chart and table that follow can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	2 of 4	Nationwide Bond Index Fund

annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares
(Years Ended December 31,)

Best Quarter:  5.31% – 4th qtr. of 2000
Worst Quarter:  −2.63% – 2nd qtr. of 2004

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class B and Class C shares are October 12, 2001 and March 29, 2006, respectively. Class R2 shares have not commenced operations. Pre-inception historical performance for Class B and Class R2 shares is based on the Fund’s Class A shares. Pre-inception historical performance for Class C shares is based on the Fund’s Class A shares through October 11, 2001 and Class B shares from October 12, 2001 to March 28, 2006. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns
For the Periods Ended December 31, 2009:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	−1.05%	3.05%	4.98%

Class A shares – After Taxes on Distributions	−2.45%	1.54%	3.30%

Class A shares – After Taxes on Distributions and Sales of Shares	−0.70%	1.70%	3.24%

Class B shares – Before Taxes	−0.55%	3.28%	5.08%

Class C shares – Before Taxes	3.38%	3.63%	5.08%

Class R2 shares – Before Taxes	5.00%	4.27%	5.61%

Institutional Class shares – Before Taxes	5.42%	4.65%	6.04%

Barclays Capital U.S. Aggregate Bond Index (The Index does not pay sales charges, fees or expenses.)	5.93%	4.97%	6.33%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Curtis Arledge	Managing Director and Portfolio Manager, BlackRock	Since July 2008

Matthew Marra	Managing Director and Portfolio Manager, BlackRock	Since May 1994

Purchase and Sale of Fund Shares

Minimum Initial Investment Classes A, B*, C: $2,000 Class R2: no minimum Institutional Class: $1,000,000 Automatic Asset Accumulation Plan (Classes A, B*, C): $1,000

Minimum Additional Investment Classes A, B*, C: $100 Class R2, Institutional Class: no minimum Automatic Asset Accumulation Plan (Classes A, B*, C): $50 * Class B Shares are closed to new investors.

To Place Orders
Mail:	Overnight:	Website:
Nationwide Funds P.O. Box 5354 Cincinnati, OH 45201-5354 Fax: 800-421-2182	Nationwide Funds 303 Broadway, Suite 900 Cincinnati, OH 45202	www.nationwide.com/ mutualfunds

Phone: 800-848-0920 (toll free). Representatives are available 8 a.m. – 7 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire. When selling shares, you will receive a check, unless you request a wire.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	3 of 4	Nationwide Bond Index Fund

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	4 of 4	Nationwide Bond Index Fund